Restructuring, Impairment and Plant Closing and Transition Costs (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Accrued Restructuring, Impairment and Plant Closing Costs by Type of Cost and Initiative
As of December 31, 2022, 2021 and 2020, current and non-current accrued restructuring costs by type of cost and initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2) (3)
Accrued restructuring costs as of January 1, 2020	$15	$1	$16
2020 adjustments for 2019 and prior initiatives	(1)	(1)	(2)
2020 charges for 2019 and prior initiatives	5	10	15
2020 charges for 2020 initiatives	9	1	10
2020 payments for 2019 and prior initiatives	(11)	(9)	(20)
2020 payments for 2020 initiatives	—	(1)	(1)
Foreign currency effect on liability balance	1	—	1
Accrued restructuring costs as of December 31, 2020	$18	$1	$19
2021 charges for 2020 and prior initiatives	12	10	22
2021 payments for 2020 and prior initiatives	(7)	(10)	(17)
Foreign currency effect on liability balance	(1)	(1)	(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22
2022 charges for 2019 and prior initiatives	1	18	19
2022 charges for 2022 initiatives	3	—	3
2022 payments for 2019 and prior initiatives	(4)	(18)	(22)
2022 payments for 2020 initiatives	(11)	—	(11)
2022 payments for 2022 initiatives	(2)	—	(2)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued restructuring costs as of December 31, 2022	$8	$—	$8
Current portion of restructuring reserves	$6	$—	$6
Long-term portion of restructuring reserve	$2	$—	$2

(1)The total workforce reduction reserves of $8 million at December 31, 2022 relate to the termination of 44 positions, of which 40 positions had been terminated but not yet paid as of December 31, 2022.
(2)Accrued liabilities remaining at December 31, 2022 and 2021 by year of initiatives were as follows:

	December 31,
	2022	2021
2019 initiatives and prior	$4	$8
2020 initiatives	3	14
2022 initiatives	1	—
Total	$8	$22
(3)All total accrued restructuring costs as of December 31, 2022, 2021 and 2020 were related to the Titanium Dioxide segment, with the exception of nil, $1 million, and $1 million, respectively, which were related to the Performance Additives segment.

Schedule of Accrued Liabilities by Year of Initiatives	Accrued liabilities remaining at December 31, 2022 and 2021 by year of initiatives were as follows:

	December 31,
	2022	2021
2019 initiatives and prior	$4	$8
2020 initiatives	3	14
2022 initiatives	1	—
Total	$8	$22
(3)All total accrued restructuring costs as of December 31, 2022, 2021 and 2020 were related to the Titanium Dioxide segment, with the exception of nil, $1 million, and $1 million, respectively, which were related to the Performance Additives segment.
Schedule of Cash and Noncash Restructuring Charges by Initiative	Details with respect to restructuring, impairment and plant closing and transition costs for the years ended December 31, 2022, 2021 and 2020 are provided below:

	2022	2021	2020
Cash restructuring charges	$22	$21	$25
Other plant closure costs	4	42	—
Accelerated depreciation	2	5	32
Impairment of assets	114	—	3
Adjustments to restructuring plans initiated prior to 2019	—	—	(2)
Total Restructuring, Impairment of Plant Closing and Transition Costs	$142	$68	$58